EXHIBIT 99.8

CLAYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	SGR 2019-3
Client Project Name:	SGR 2019-3
Start - End Dates:	9/21/2018 - 4/2/2019
Deal Loan Count:	9

Loan Level Tape Compare Upload
Loans in Report	9

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
516640	XXXXX	DTI (Back)	XXXXX	XXXXX
516890	XXXXX	Property Tax Per Month	XXXXX	XXXXX
516890	XXXXX	DTI (Back)	XXXXX	XXXXX
516893	XXXXX	Hazard Premium Per Month	XXXXX	XXXXX
521170	XXXXX	Loan Doc Type	Full Doc	Alt Doc/Bank Statements
521173	XXXXX	Loan Doc Type	Full Doc	Alt Doc/Bank Statements
521174	XXXXX	Loan Doc Type	Full Doc	Alt Doc/Bank Statements

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